Equity (Details Textuals 3) R$ / shares in Units, R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 BRL (R$) R$ / shares shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$)	Nov. 22, 2022 USD ($)
Disclosure of classes of share capital [line items]
Value of stock Repurchase Plan | $					$ 5,000
Number of shares repurchased | shares	112,000	112,000
Value of shares repurchased	R$ 508	$ 95	R$ 0	R$ 0
Weighted Average
Disclosure of classes of share capital [line items]
Acquisition price per share	R$ 0.85
Minimum
Disclosure of classes of share capital [line items]
Acquisition price per share	0.68
Maximum
Disclosure of classes of share capital [line items]
Acquisition price per share	R$ 0.98